Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2015
Supplement [Text Block]	nmf_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS
Nationwide International Index Fund
Nationwide Small Cap Index Fund

Supplement dated May 14, 2015
to the Prospectus dated March 1, 2015

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Nationwide International Index Fund

1. The Fees and Expenses table for the Nationwide International Index Fund on page 6 of the Prospectus is deleted and restated as follows:

	Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.24%	0.24%	0.24%	0.24%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None
Other Expenses1	0.21%	0.14%	0.31%	0.06%
Total Annual Fund Operating Expenses	0.70%	1.38%	1.05%	0.30%
1	“Other Expenses” has been restated to reflect current fees.

2. The Example tables for the Nationwide International Index Fund on page 7 of the Prospectus are deleted and restated as follows:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$642	$786	$942	$1,395
Class C shares	240	437	755	1,657
Class R shares	107	334	579	1,283
Institutional Class shares	31	97	169	381

	1 Year	3 Years	5 Years	10 Years
Class C shares	$140	$437	$755	$1,657

3. The following information for the Nationwide International Index Fund in the second paragraph under “Administrative Services Fees” on page 33 of the Prospectus is deleted and replaced with the following:

Nationwide International Index Fund Class A, Class C and Class R shares: 0.15%, 0.08% and 0.25%, respectively.

Nationwide Small Cap Index Fund

1. The Fees and Expenses table for the Nationwide Small Cap Index Fund on page 15 of the Prospectus is deleted and restated as follows:

	Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.19%	0.19%	0.19%	0.19%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None
Other Expenses1	0.23%	0.17%	0.33%	0.08%
Acquired Fund Fees and Expenses	0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses	0.73%	1.42%	1.08%	0.33%
1	“Other Expenses” has been restated to reflect current fees.

2. The Example tables for the Nationwide Small Cap Index Fund on page 16 of the Prospectus are deleted and restated as follows:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$645	$795	$958	$1,429
Class C shares	245	449	776	1,702
Class R shares	110	343	595	1,317
Institutional Class shares	34	106	185	418

	1 Year	3 Years	5 Years	10 Years
Class C shares	$145	$449	$776	$1,702

3. The following information for the Nationwide Small Cap Index Fund in the second paragraph under “Administrative Services Fees” on page 33 of the Prospectus is deleted and replaced with the following:

Nationwide Small Cap Index Fund Class A, Class C and Class R shares: 0.15%, 0.09% and 0.25%, respectively.

Nationwide International Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS
Nationwide International Index Fund

Supplement dated May 14, 2015
to the Prospectus dated March 1, 2015

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Nationwide International Index Fund

1. The Fees and Expenses table for the Nationwide International Index Fund on page 6 of the Prospectus is deleted and restated as follows:

	Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.24%	0.24%	0.24%	0.24%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None
Other Expenses1	0.21%	0.14%	0.31%	0.06%
Total Annual Fund Operating Expenses	0.70%	1.38%	1.05%	0.30%
1	“Other Expenses” has been restated to reflect current fees.

2. The Example tables for the Nationwide International Index Fund on page 7 of the Prospectus are deleted and restated as follows:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$642	$786	$942	$1,395
Class C shares	240	437	755	1,657
Class R shares	107	334	579	1,283
Institutional Class shares	31	97	169	381

	1 Year	3 Years	5 Years	10 Years
Class C shares	$140	$437	$755	$1,657

3. The following information for the Nationwide International Index Fund in the second paragraph under “Administrative Services Fees” on page 33 of the Prospectus is deleted and replaced with the following:

Nationwide International Index Fund Class A, Class C and Class R shares: 0.15%, 0.08% and 0.25%, respectively.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other Expenses” has been restated to reflect current fees.
Nationwide International Index Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
1 Year	rr_ExpenseExampleYear01	642
3 Years	rr_ExpenseExampleYear03	786
5 Years	rr_ExpenseExampleYear05	942
10 Years	rr_ExpenseExampleYear10	1,395
Nationwide International Index Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
1 Year	rr_ExpenseExampleYear01	240
3 Years	rr_ExpenseExampleYear03	437
5 Years	rr_ExpenseExampleYear05	755
10 Years	rr_ExpenseExampleYear10	1,657
1 Year	rr_ExpenseExampleNoRedemptionYear01	140
3 Years	rr_ExpenseExampleNoRedemptionYear03	437
5 Years	rr_ExpenseExampleNoRedemptionYear05	755
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,657
Nationwide International Index Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	334
5 Years	rr_ExpenseExampleYear05	579
10 Years	rr_ExpenseExampleYear10	1,283
Nationwide International Index Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.30%
1 Year	rr_ExpenseExampleYear01	31
3 Years	rr_ExpenseExampleYear03	97
5 Years	rr_ExpenseExampleYear05	169
10 Years	rr_ExpenseExampleYear10	381
Nationwide Small Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS
Nationwide Small Cap Index Fund

Supplement dated May 14, 2015
to the Prospectus dated March 1, 2015

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Nationwide Small Cap Index Fund

1. The Fees and Expenses table for the Nationwide Small Cap Index Fund on page 15 of the Prospectus is deleted and restated as follows:

	Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.19%	0.19%	0.19%	0.19%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None
Other Expenses1	0.23%	0.17%	0.33%	0.08%
Acquired Fund Fees and Expenses	0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses	0.73%	1.42%	1.08%	0.33%
1	“Other Expenses” has been restated to reflect current fees.

2. The Example tables for the Nationwide Small Cap Index Fund on page 16 of the Prospectus are deleted and restated as follows:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$645	$795	$958	$1,429
Class C shares	245	449	776	1,702
Class R shares	110	343	595	1,317
Institutional Class shares	34	106	185	418

	1 Year	3 Years	5 Years	10 Years
Class C shares	$145	$449	$776	$1,702

3. The following information for the Nationwide Small Cap Index Fund in the second paragraph under “Administrative Services Fees” on page 33 of the Prospectus is deleted and replaced with the following:

Nationwide Small Cap Index Fund Class A, Class C and Class R shares: 0.15%, 0.09% and 0.25%, respectively.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other Expenses” has been restated to reflect current fees.
Nationwide Small Cap Index Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.19%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
1 Year	rr_ExpenseExampleYear01	645
3 Years	rr_ExpenseExampleYear03	795
5 Years	rr_ExpenseExampleYear05	958
10 Years	rr_ExpenseExampleYear10	1,429
Nationwide Small Cap Index Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.19%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
1 Year	rr_ExpenseExampleYear01	245
3 Years	rr_ExpenseExampleYear03	449
5 Years	rr_ExpenseExampleYear05	776
10 Years	rr_ExpenseExampleYear10	1,702
1 Year	rr_ExpenseExampleNoRedemptionYear01	145
3 Years	rr_ExpenseExampleNoRedemptionYear03	449
5 Years	rr_ExpenseExampleNoRedemptionYear05	776
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,702
Nationwide Small Cap Index Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.19%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
1 Year	rr_ExpenseExampleYear01	110
3 Years	rr_ExpenseExampleYear03	343
5 Years	rr_ExpenseExampleYear05	595
10 Years	rr_ExpenseExampleYear10	1,317
Nationwide Small Cap Index Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.19%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.33%
1 Year	rr_ExpenseExampleYear01	34
3 Years	rr_ExpenseExampleYear03	106
5 Years	rr_ExpenseExampleYear05	185
10 Years	rr_ExpenseExampleYear10	418

[1]	“Other Expenses” has been restated to reflect current fees.